Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Financial Statements [Abstract]
Parent Company Only Financial Statements

16. Parent Company Only Financial Statements

Set forth below are the condensed financial statements for Hudson City Bancorp, Inc.:

Statements of Financial Condition

	December 31, 2011	December 31, 2010

	(In thousands)
Assets:
Cash and due from subsidiary bank	$137,822	$239,587
Investment in subsidiary	4,199,876	5,041,494
ESOP loan receivable	226,593	229,288
Other assets	-	-

Total Assets	$4,564,291	$5,510,369

Stockholders’ Equity:
Accrued expenses	$3,851	$131
Total stockholders’ equity	4,560,440	5,510,238

Total Liabilities and Stockholders’ Equity	$4,564,291	$5,510,369

Statements of Operations

	Year Ended December 31,

	2011	2010	2009

	(In thousands)
Income:
Dividends received from subsidiary	$87,524	$320,000	$338,500
Interest on ESOP loan receivable	11,464	11,593	11,715
Interest on deposit with subsidiary	733	1,483	2,646

Total income	99,721	333,076	352,861

Expenses	1,380	1,466	1,419

Income before income tax expense and equity in undistributed net (loss) income of subsidiary	98,341	331,610	351,442
Income tax expense	4,068	4,360	3,397

Income before equity in undistributed net (loss) income of subsidiary	94,273	327,250	348,045
Equity in undistributed net (loss) income of subsidiary	(830,262)	209,956	179,199

Net (loss) income	$(735,989)	$537,206	$527,244

Notes to Consolidated Financial Statements

Statements of Cash Flows

	Year Ended December 31,

	2011	2010	2009

	(In thousands)
Cash Flows from Operating Activities:
Net (loss) income	$(735,989)	$537,206	$527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (loss) income	830,262	(209,956)	(179,199)
Decrease in other assets	-	231	7,168
Increase in accrued expenses	3,720	131	-

Net Cash Provided by Operating Activities	97,993	327,612	355,213

Cash Flows from Investing Activities:
Principal collected on ESOP loan	2,695	2,568	2,444

Net Cash Provided by Investing Activities	2,695	2,568	2,444

Cash Flows from Financing Activities:
Purchases of treasury stock	(163)	(464)	(43,477)
Exercise of stock options	3,165	1,235	13,500
Cash dividends paid on unallocated ESOP shares	(12,757)	(20,208)	(20,436)
Cash dividends paid	(192,698)	(295,757)	(288,408)

Net Cash Used in Financing Activities	(202,453)	(315,194)	(338,821)

Net (Decrease) Increase in Cash Due from Bank	(101,765)	14,986	18,836

Cash Due from Bank at Beginning of Year	239,587	224,601	205,765

Cash Due from Bank at End of Year	$137,822	$239,587	$224,601

Notes to Consolidated Financial Statements